Financial Instruments - Summary of Carrying Amounts of Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 28, 2018 USD ($)	Dec. 28, 2018 MXN ($)	Aug. 23, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Nov. 15, 2017 USD ($)	Nov. 15, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 3,216,821	$ 60,621,631	$ 4,346,593	$ 81,912,409				$ 97,851,754			$ 163,532,513
Customers, net	4,736,690	89,263,870		87,740,515
Employees and officers		3,667,242		6,333,216
Sundry debtors		27,748,849		26,323,568
Investments in joint ventures, associates and other	789,303	14,874,579		16,841,545
Long-term notes receivable		122,565,306		119,828,598
Other assets		31,416,091		32,656,784
Suppliers	(11,039,119)	(208,034,407)		(149,842,712)
Accounts and accrued expenses payable	$ (1,382,588)	(26,055,151)		(24,917,669)
Leases		(68,148,627)		(70,651,797)
Debt		(2,035,079,540)		(1,913,377,218)	$ (5,640,000)	$ (112,000,000)	$ (200,000)		$ (7,813,000)	$ (143,000,000)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		11,496,330		22,382,277
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		346,563		245,440
Derivative liabilities [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(16,650,171)		(15,895,245)
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		11,842,893		22,627,717
Cash and cash equivalents		60,621,631		81,912,409
Customers, net		89,263,870		87,740,515
Employees and officers		3,667,242		6,333,216
Sundry debtors		27,748,849		26,323,568
Investments in joint ventures, associates and other		14,874,579		16,841,545
Long-term notes receivable		127,475,276		157,982,449
Other assets		3,451,096
Financial assets not measured at fair value		327,102,543		377,133,702
Financial liabilities measured at fair value		(16,650,171)		(15,895,245)
Suppliers		(208,034,407)		(149,842,712)
Accounts and accrued expenses payable		(26,055,151)		(24,917,669)
Leases		(68,148,627)
Debt		(1,983,174,088)		(2,082,286,116)
Financial liabilities not measured at fair value		(2,285,412,273)		(2,257,046,497)
Carrying amount [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		11,496,330		22,382,277
Carrying amount [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		346,563		245,440
Carrying amount [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		60,621,631		81,912,409
Customers, net		89,263,870		87,740,515
Employees and officers		3,667,242		6,333,216
Sundry debtors		27,748,849		26,323,568
Investments in joint ventures, associates and other		14,874,579		16,841,545
Long-term notes receivable		127,475,276		157,982,449
Other assets		3,451,096
Financial assets not measured at fair value		327,102,543		377,133,702
Carrying amount [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		11,496,330		22,382,277
Carrying amount [member] | Derivatives [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		11,496,330		22,382,277
Carrying amount [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		346,563		245,440
Carrying amount [member] | Equity instruments [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		346,563		245,440
Carrying amount [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(16,650,171)		(15,895,245)
Carrying amount [member] | Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Suppliers		(208,034,407)		(149,842,712)
Accounts and accrued expenses payable		(26,055,151)		(24,917,669)
Leases		(68,148,627)
Debt		(1,983,174,088)		(2,082,286,116)
Financial liabilities not measured at fair value		(2,285,412,273)		(2,257,046,497)
Carrying amount [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(16,650,171)		(15,895,245)
Carrying amount [member] | Derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(16,650,171)		(15,895,245)
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Leases		0
Debt		(2,035,079,540)		(1,913,377,218)
Level 2 [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		11,496,330		22,382,277
Level 2 [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		346,563		245,440
Level 2 [member] | Derivative liabilities [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		$ (16,650,171)		$ (15,895,245)